Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Managers Skyline Special Equities Fund

Supplement dated December 10, 2018 to the Prospectus and Statement of Additional Information, each dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Skyline Special Equities Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective March 1, 2019, the Board of Trustees of AMG Funds has approved the elimination of Redemption/Exchange Fees for the Fund. Accordingly, effective March 1, 2019, the Prospectus is amended to remove the Redemption/Exchange Fees shown in the “Fees and Expenses of the Fund—Shareholder Fees” table in the “Summary of the Fund” section. In addition, the Prospectus and SAI are amended to remove all other references to Redemption/Exchange Fees.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun Small Cap Fund

Supplement dated December 10, 2018 to the Prospectus and Statement of Additional Information, each dated February 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective March 1, 2019, the Board of Trustees of AMG Funds has approved the elimination of Redemption/Exchange Fees for the Fund. Accordingly, effective March 1, 2019, the Prospectus is amended to remove the Redemption/Exchange Fees shown in the “Fees and Expenses of the Fund—Shareholder Fees” table in the “Summary of the Fund” section. In addition, the Prospectus and SAI are amended to remove all other references to Redemption/Exchange Fees.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG SouthernSun U.S. Equity Fund

Supplement dated December 10, 2018 to the Prospectus and Statement of Additional Information, each dated February 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun U.S. Equity Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective March 1, 2019, the Board of Trustees of AMG Funds has approved the elimination of Redemption/Exchange Fees for the Fund. Accordingly, effective March 1, 2019, the Prospectus is amended to remove the Redemption/Exchange Fees shown in the “Fees and Expenses of the Fund—Shareholder Fees” table in the “Summary of the Fund” section. In addition, the Prospectus and SAI are amended to remove all other references to Redemption/Exchange Fees.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG TimesSquare International Small Cap Fund

AMG TimesSquare Emerging Markets Small Cap Fund

Supplement dated December 10, 2018 to the Prospectus and Statement of Additional Information, each dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare International Small Cap Fund and AMG TimesSquare Emerging Markets Small Cap Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective March 1, 2019, the Board of Trustees of AMG Funds has approved the elimination of Redemption/Exchange Fees for the Funds. Accordingly, effective March 1, 2019, the Prospectus is amended to remove the Redemption/Exchange Fees shown in the “Fees and Expenses of the Fund—Shareholder Fees” table in the “Summary of the Funds” section for each Fund. In addition, the Prospectus and SAI are amended to remove all other references to Redemption/Exchange Fees.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Trilogy Emerging Markets Equity Fund

AMG Trilogy Emerging Wealth Equity Fund

Supplement dated December 10, 2018 to the Prospectus and Statement of Additional Information, each dated March 1, 2018, as supplemented July 12, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy Emerging Wealth Equity Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective March 1, 2019, the Board of Trustees of AMG Funds has approved the elimination of Redemption/Exchange Fees for the Funds. Accordingly, effective March 1, 2019, the Prospectus is amended to remove the Redemption/Exchange Fees shown in the “Fees and Expenses of the Fund—Shareholder Fees” table in the “Summary of the Funds” section for each Fund. In addition, the Prospectus and SAI are amended to remove all other references to Redemption/Exchange Fees.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Yacktman Focused Fund

AMG Yacktman Fund

AMG Yacktman Special Opportunities Fund

AMG Yacktman Focused Fund – Security Selection Only

Supplement dated December 10, 2018 to the Prospectus, dated May 1, 2018, as supplemented October 1, 2018, and Statement of Additional Information, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund and AMG Yacktman Focused Fund – Security Selection Only (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective March 1, 2019, the Board of Trustees of AMG Funds has approved the elimination of Redemption/Exchange Fees for the Funds. Accordingly, effective March 1, 2019, the Prospectus is amended to remove the Redemption/Exchange Fees shown in the “Fees and Expenses of the Fund—Shareholder Fees” table in the “Summary of the Funds” section for each Fund. In addition, the Prospectus and SAI are amended to remove all other references to Redemption/Exchange Fees.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE